Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

March 31, 2020

ANIF-QTLY-0520
1.799846.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 14.8%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	2,381,454	$127,956
Entertainment - 3.6%
Activision Blizzard, Inc.	687,876	40,915
Netflix, Inc. (a)	1,509,019	566,637
Spotify Technology SA (a)	71,968	8,740
The Walt Disney Co.	902,315	87,164
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	13,803,650	24,709
		728,165
Interactive Media & Services - 9.0%
Alphabet, Inc.:
Class A (a)	545,596	633,955
Class C (a)	53,215	61,879
Facebook, Inc. Class A (a)	6,667,822	1,112,193
Pinterest, Inc. Class A (e)	1,374,506	21,222
Twitter, Inc. (a)	46,900	1,152
		1,830,401
Media - 0.9%
Charter Communications, Inc. Class A (a)	9,201	4,014
Comcast Corp. Class A	4,901,442	168,512
Liberty Media Corp. Liberty Formula One Group Series C (a)	70,612	1,923
		174,449
Wireless Telecommunication Services - 0.7%
Sprint Corp. (a)	9,218,172	79,461
T-Mobile U.S., Inc. (a)	676,315	56,743
		136,204

TOTAL COMMUNICATION SERVICES		2,997,175

CONSUMER DISCRETIONARY - 11.7%
Automobiles - 0.5%
Aston Martin Lagonda Global Holdings PLC (a)(e)(f)	3,784,314	9,229
Fiat Chrysler Automobiles NV	4,565,616	32,827
General Motors Co.	1,896,077	39,400
Tesla, Inc. (a)	19,591	10,266
Toyota Motor Corp.	136,200	8,208
		99,930
Hotels, Restaurants & Leisure - 0.6%
Chipotle Mexican Grill, Inc. (a)	65,968	43,169
Domino's Pizza, Inc.	3,900	1,264
Dunkin' Brands Group, Inc.	490,891	26,066
Evolution Gaming Group AB (f)	278,976	9,459
McDonald's Corp.	305,628	50,536
Starbucks Corp.	51,283	3,371
		133,865
Household Durables - 0.5%
Blu Homes, Inc. (a)(c)(d)	98,215,581	170
D.R. Horton, Inc.	1,135,875	38,620
Garmin Ltd.	104,427	7,828
Mohawk Industries, Inc. (a)	264,617	20,174
NVR, Inc. (a)	15,297	39,300
Tempur Sealy International, Inc. (a)	54,900	2,400
		108,492
Internet & Direct Marketing Retail - 7.1%
Alibaba Group Holding Ltd.	2,088,100	50,597
Alibaba Group Holding Ltd. sponsored ADR (a)	78,801	15,325
Amazon.com, Inc. (a)	678,834	1,323,536
Boohoo.Com PLC (a)	888,241	2,089
Chewy, Inc.	74,600	2,797
Delivery Hero AG (a)(f)	37,600	2,765
Meituan Dianping Class B (a)	421,400	5,024
The Booking Holdings, Inc. (a)	29,878	40,195
		1,442,328
Leisure Products - 0.5%
Peloton Interactive, Inc.:
Class A (a)	227,275	6,034
Class B	3,760,544	99,842
		105,876
Multiline Retail - 0.2%
Dollar General Corp.	220,513	33,300
Specialty Retail - 1.1%
AutoZone, Inc. (a)	37,680	31,877
Best Buy Co., Inc.	439,701	25,063
Burlington Stores, Inc. (a)	30,714	4,867
National Vision Holdings, Inc. (a)	1,407,191	27,328
The Home Depot, Inc.	102,563	19,150
TJX Companies, Inc.	2,381,225	113,846
		222,131
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	228,311	50,691
Allbirds, Inc. (a)(c)(d)	189,420	1,576
Brunello Cucinelli SpA	1,802,600	54,584
China Hongxing Sports Ltd. (a)(d)	5,977,800	238
Deckers Outdoor Corp. (a)	66,792	8,950
lululemon athletica, Inc. (a)	68,971	13,073
NIKE, Inc. Class B	768,926	63,621
PVH Corp.	399,764	15,047
Ralph Lauren Corp.	17,987	1,202
Tapestry, Inc.	1,263,629	16,364
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	1,444,588	13,305
		238,651

TOTAL CONSUMER DISCRETIONARY		2,384,573

CONSUMER STAPLES - 4.3%
Beverages - 0.8%
Diageo PLC sponsored ADR	262,999	33,432
Keurig Dr. Pepper, Inc.	677,785	16,450
PepsiCo, Inc.	526,202	63,197
The Coca-Cola Co.	1,062,982	47,037
		160,116
Food & Staples Retailing - 1.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	128,326	3,023
Costco Wholesale Corp.	467,047	133,169
Grocery Outlet Holding Corp. (e)	139,184	4,780
Kroger Co.	1,756,611	52,909
Walmart, Inc.	1,404,338	159,561
		353,442
Food Products - 0.4%
Danone SA	548,655	35,113
Freshpet, Inc. (a)	19,700	1,258
Greencore Group PLC	18,257,692	37,284
Mondelez International, Inc.	151,364	7,580
		81,235
Household Products - 0.4%
Procter & Gamble Co.	291,745	32,092
Reckitt Benckiser Group PLC	573,000	43,649
		75,741
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	839,484	133,763
L'Oreal SA	23,812	6,163
Shiseido Co. Ltd.	167,900	9,965
Unilever NV	1,136,648	55,868
		205,759

TOTAL CONSUMER STAPLES		876,293

ENERGY - 2.5%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd. (a)(e)	2,881,720	1,379
Oceaneering International, Inc. (a)	2,052,618	6,035
Pacific Drilling SA (a)	1,328,764	571
		7,985
Oil, Gas & Consumable Fuels - 2.5%
BP PLC sponsored ADR	2,135,843	52,093
Cabot Oil & Gas Corp.	2,034,654	34,976
Centennial Resource Development, Inc. Class A (a)	2,624,371	690
Cheniere Energy, Inc. (a)	1,300,100	43,553
Concho Resources, Inc. (a)	25,680	1,100
Continental Resources, Inc. (e)	57,051	436
Energy Transfer Equity LP	2,294,900	10,557
Exxon Mobil Corp.	3,611,222	137,118
Golar LNG Ltd.	1,429,948	11,268
GoviEx Uranium, Inc. (a)	848,865	75
GoviEx Uranium, Inc. (a)(f)	23,200	2
GoviEx Uranium, Inc. Class A (a)(f)	2,625,135	233
Hess Corp.	2,751,470	91,624
Kosmos Energy Ltd.	14,136,350	12,661
Magnolia Oil & Gas Corp. Class A (a)	780,615	3,122
Reliance Industries Ltd.	1,916,473	28,330
The Williams Companies, Inc.	3,160,415	44,720
Valero Energy Corp.	622,353	28,230
		500,788

TOTAL ENERGY		508,773

FINANCIALS - 10.6%
Banks - 3.6%
Bank of America Corp.	13,249,074	281,278
Citigroup, Inc.	262,569	11,059
HDFC Bank Ltd. sponsored ADR	1,790,766	68,873
JPMorgan Chase & Co.	924,089	83,196
Kotak Mahindra Bank Ltd.	2,032,872	34,969
PNC Financial Services Group, Inc.	770,735	73,775
The Toronto-Dominion Bank	29,700	1,263
Wells Fargo & Co.	5,955,415	170,920
		725,333
Capital Markets - 1.4%
Brookfield Asset Management, Inc. (Canada) Class A	168,619	7,474
CME Group, Inc.	241,676	41,788
Goldman Sachs Group, Inc.	300,969	46,527
Moody's Corp.	106,800	22,588
Morgan Stanley	1,150,094	39,103
MSCI, Inc.	32,976	9,529
Northern Trust Corp.	448,664	33,856
S&P Global, Inc.	29,200	7,155
The NASDAQ OMX Group, Inc.	613,590	58,260
TPG Specialty Lending, Inc.	1,796,418	25,006
		291,286
Consumer Finance - 0.5%
American Express Co.	990,233	84,774
Oportun Financial Corp. (a)(e)	981,015	10,350
		95,124
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class A (a)	2,257	613,904
Insurance - 2.0%
Admiral Group PLC	617,853	17,016
Allstate Corp.	93,939	8,617
American International Group, Inc.	3,598,175	87,256
Arch Capital Group Ltd. (a)	2,232,265	63,530
Chubb Ltd.	824,334	92,070
Fairfax Financial Holdings Ltd. (sub. vtg.)	35,867	10,996
First American Financial Corp.	429,741	18,225
Hiscox Ltd.	1,368,743	15,587
Intact Financial Corp.	2,300	199
Marsh & McLennan Companies, Inc.	13,289	1,149
MetLife, Inc.	1,316,911	40,258
Progressive Corp.	27,800	2,053
RenaissanceRe Holdings Ltd.	114,900	17,157
The Travelers Companies, Inc.	242,906	24,133
		398,246
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	2,139,069	27,701

TOTAL FINANCIALS		2,151,594

HEALTH CARE - 14.6%
Biotechnology - 2.7%
23andMe, Inc. (a)(c)(d)	22,532	285
AbbVie, Inc.	363,861	27,723
Acceleron Pharma, Inc. (a)	48,431	4,352
Alector, Inc. (a)	46,200	1,115
Amgen, Inc.	329,275	66,754
Argenx SE ADR (a)	12,653	1,667
BeiGene Ltd. ADR (a)	37,500	4,617
bluebird bio, Inc. (a)	72,706	3,342
CSL Ltd.	20,983	3,829
Galapagos Genomics NV sponsored ADR (a)	37,448	7,337
Genmab A/S (a)	7,000	1,406
Gilead Sciences, Inc.	479,900	35,877
Global Blood Therapeutics, Inc. (a)	118,678	6,063
Idorsia Ltd. (a)	333,066	8,608
Innovent Biolgics, Inc. (a)(f)	2,316,000	9,664
Intarcia Therapeutics, Inc. warrants 12/31/24 (a)(d)	26,062	0
Light Sciences Oncology, Inc. (a)(d)	2,708,254	0
Mirati Therapeutics, Inc. (a)	58,433	4,492
Morphosys AG (a)	49,262	4,743
Olivo Labs (a)(c)(d)	630,333	0
Regeneron Pharmaceuticals, Inc. (a)	258,297	126,124
Revolution Medicines, Inc.	71,500	1,567
Seattle Genetics, Inc. (a)	129,200	14,907
Turning Point Therapeutics, Inc.	74,189	3,313
Vertex Pharmaceuticals, Inc. (a)	899,146	213,952
Zai Lab Ltd. ADR (a)	42,900	2,208
		553,945
Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	547,049	43,168
Baxter International, Inc.	1,286,554	104,455
Becton, Dickinson & Co.	354,051	81,350
Boston Scientific Corp. (a)	2,093,708	68,318
Danaher Corp.	1,040,322	143,991
DexCom, Inc. (a)	365,182	98,333
Edwards Lifesciences Corp. (a)	572,487	107,982
I-Pulse, Inc. (a)(c)(d)	58,562	178
Intuitive Surgical, Inc. (a)	177,720	88,009
Masimo Corp. (a)	68,202	12,080
Quidel Corp. (a)	42,790	4,185
ResMed, Inc.	40,022	5,895
Sonova Holding AG Class B	45,614	8,134
Stryker Corp.	196,303	32,682
Tandem Diabetes Care, Inc. (a)	20,100	1,293
		800,053
Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	29,500	1,414
Centene Corp. (a)	1,299,700	77,215
Cigna Corp.	484,228	85,796
Hapvida Participacoes e Investimentos SA (f)	719,600	5,872
Patterson Companies, Inc.	63,300	968
UnitedHealth Group, Inc.	1,699,119	423,726
Universal Health Services, Inc. Class B	226,380	22,430
		617,421
Health Care Technology - 0.2%
Castlight Health, Inc. (a)	1,303,800	943
Inspire Medical Systems, Inc. (a)	1,000	60
Teladoc Health, Inc. (a)	13,800	2,139
Veeva Systems, Inc. Class A (a)	205,197	32,087
		35,229
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	55,793	3,477
Bio-Rad Laboratories, Inc. Class A (a)	38,004	13,323
Bruker Corp.	1,235,614	44,309
Mettler-Toledo International, Inc. (a)	99,370	68,616
Thermo Fisher Scientific, Inc.	739,511	209,725
		339,450
Pharmaceuticals - 3.1%
AstraZeneca PLC sponsored ADR	2,006,243	89,599
Bristol-Myers Squibb Co.	2,372,430	132,239
Bristol-Myers Squibb Co. rights (a)	146,657	557
Eli Lilly & Co.	1,239,100	171,888
Hansoh Pharmaceutical Group Co. Ltd. (f)	3,147,000	10,516
Merck & Co., Inc.	767,666	59,064
Novartis AG sponsored ADR	56,024	4,619
Perrigo Co. PLC	4,011	193
Roche Holding AG (participation certificate)	203,723	65,546
Sanofi SA	471,400	40,811
Zoetis, Inc. Class A	427,159	50,272
		625,304

TOTAL HEALTH CARE		2,971,402

INDUSTRIALS - 6.9%
Aerospace & Defense - 2.1%
General Dynamics Corp.	462,703	61,220
Harris Corp.	256,636	46,225
Huntington Ingalls Industries, Inc.	437,012	79,628
Kratos Defense & Security Solutions, Inc. (a)	2,101,201	29,081
Lockheed Martin Corp.	33,800	11,457
Northrop Grumman Corp.	391,252	118,373
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	247,745	48,630
Class C (a)(c)(d)	4,546	892
The Boeing Co.	250,400	37,345
TransDigm Group, Inc.	14,179	4,540
		437,391
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	373,970	18,231
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	531,425	28,213
Southwest Airlines Co.	547,200	19,486
		47,699
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	683,047	29,542
Toto Ltd.	2,264,300	75,705
Trane Technologies PLC	113,570	9,380
		114,627
Commercial Services & Supplies - 0.5%
Cintas Corp.	190,379	32,977
Clean TeQ Holdings Ltd. (a)	70,040	5
IAA Spinco, Inc. (a)	685,495	20,537
KAR Auction Services, Inc. (e)	689,695	8,276
Stericycle, Inc. (a)	486,211	23,620
TulCo LLC (a)(b)(c)(d)	17,377	7,337
		92,752
Construction & Engineering - 0.1%
AECOM (a)	550,846	16,443
Electrical Equipment - 0.3%
AMETEK, Inc.	71,135	5,123
Melrose Industries PLC	17,488,956	19,434
Vestas Wind Systems A/S	410,012	33,361
		57,918
Industrial Conglomerates - 2.0%
General Electric Co.	51,141,002	406,060
Machinery - 0.4%
Donaldson Co., Inc.	858,587	33,167
Fortive Corp.	548,032	30,246
Pentair PLC	476,151	14,170
		77,583
Professional Services - 0.4%
Clarivate Analytics PLC (a)	1,519,753	31,535
CoStar Group, Inc. (a)	28,546	16,762
Experian PLC	455,778	12,667
FTI Consulting, Inc. (a)	217,417	26,040
		87,004
Road & Rail - 0.2%
Canadian Pacific Railway Ltd.	25,200	5,561
Knight-Swift Transportation Holdings, Inc. Class A	1,417,437	46,492
		52,053

TOTAL INDUSTRIALS		1,407,761

INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 0.9%
Cisco Systems, Inc.	3,053,577	120,036
Ericsson (B Shares)	4,739,505	38,366
Motorola Solutions, Inc.	153,053	20,344
		178,746
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	2,934,047	213,833
CDW Corp.	174,321	16,259
Keysight Technologies, Inc. (a)	146,075	12,224
Zebra Technologies Corp. Class A (a)	177,664	32,619
		274,935
IT Services - 8.0%
Accenture PLC Class A	313,008	51,102
Adyen BV (a)(f)	43,660	36,772
Akamai Technologies, Inc. (a)	741,764	67,864
ASAC II LP (a)(c)(d)	9,408,021	1,581
Black Knight, Inc. (a)	620,470	36,024
Edenred SA	31,284	1,298
Endava PLC ADR (a)	31,434	1,105
EPAM Systems, Inc. (a)	95,618	17,752
Euronet Worldwide, Inc. (a)	205,858	17,646
Fidelity National Information Services, Inc.	593,413	72,183
Fiserv, Inc. (a)	457,367	43,445
Global Payments, Inc.	326,636	47,111
Leidos Holdings, Inc.	369,787	33,891
MasterCard, Inc. Class A	881,889	213,029
MongoDB, Inc. Class A (a)	295,003	40,280
Okta, Inc. (a)	933,203	114,093
PayPal Holdings, Inc. (a)	1,509,837	144,552
Shopify, Inc. Class A (a)	177,442	74,343
Square, Inc. (a)	23,200	1,215
StoneCo Ltd. Class A (a)(e)	219,171	4,771
Twilio, Inc. Class A (a)	66,800	5,978
Visa, Inc. Class A	3,765,336	606,671
		1,632,706
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	1,431,533	65,106
Analog Devices, Inc.	437,574	39,229
ASML Holding NV	40,599	10,622
Cirrus Logic, Inc. (a)	131,800	8,650
Enphase Energy, Inc. (a)	425,200	13,730
Lam Research Corp.	271,960	65,270
NVIDIA Corp.	1,001,182	263,912
NXP Semiconductors NV	353,172	29,289
Qualcomm, Inc.	1,320,990	89,365
SolarEdge Technologies, Inc. (a)	167,665	13,728
Synaptics, Inc. (a)	273,271	15,814
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	54,400	2,600
		617,315
Software - 13.4%
Adobe, Inc. (a)	1,948,356	620,045
Alteryx, Inc. Class A (a)	29,800	2,836
Atlassian Corp. PLC (a)	578,662	79,427
Ceridian HCM Holding, Inc. (a)	90,009	4,507
Coupa Software, Inc. (a)	258,698	36,148
Crowdstrike Holdings, Inc. (e)	26,200	1,459
Datadog, Inc. Class A (a)(e)	307,642	11,069
DocuSign, Inc. (a)	129,100	11,929
Dropbox, Inc. Class A (a)	893,953	16,181
Dynatrace, Inc.	78,944	1,882
Everbridge, Inc. (a)	38,000	4,042
Fortinet, Inc. (a)	28,400	2,873
Intuit, Inc.	403,901	92,897
Microsoft Corp.	6,396,415	1,008,779
Netcompany Group A/S (a)(f)	996	46
Pagerduty, Inc. (e)	67,489	1,166
Paycom Software, Inc. (a)	102,360	20,678
Rapid7, Inc. (a)	9,900	429
RingCentral, Inc. (a)	297,276	62,996
Salesforce.com, Inc. (a)	4,354,684	626,987
ServiceNow, Inc. (a)	78,700	22,554
Slack Technologies, Inc. Class A (a)	768,500	20,627
Snowflake Computing, Inc. Class B (c)(d)	19,125	741
SurveyMonkey (a)	808,068	10,917
Tanium, Inc. Class B (a)(c)(d)	692,100	6,893
Workday, Inc. Class A (a)	330,585	43,049
Xero Ltd. (a)	30,500	1,274
Zoom Video Communications, Inc. Class A	44,920	6,564
		2,718,995
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.	5,600	1,424
Samsung Electronics Co. Ltd.	198,200	7,763
		9,187

TOTAL INFORMATION TECHNOLOGY		5,431,884

MATERIALS - 2.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	89,174	17,800
FMC Corp.	15,538	1,269
LG Chemical Ltd.	104,330	26,101
Nutrien Ltd.	643,287	21,991
Sherwin-Williams Co.	130,552	59,991
		127,152
Containers & Packaging - 0.1%
Avery Dennison Corp.	200,380	20,413
Metals & Mining - 2.1%
B2Gold Corp.	32,886,704	99,550
Barrick Gold Corp.	167,978	3,077
Barrick Gold Corp. (Canada)	3,620,379	66,527
Franco-Nevada Corp.	1,429,736	142,852
Ivanhoe Mines Ltd. (a)	7,901,718	13,139
Kirkland Lake Gold Ltd.	561,319	16,533
Lundin Gold, Inc. (a)	521,803	2,903
Newcrest Mining Ltd.	2,614,193	35,900
Newmont Corp.	343,800	15,567
Northern Star Resources Ltd.	188,000	1,218
Novagold Resources, Inc. (a)	3,371,276	24,866
		422,132

TOTAL MATERIALS		569,697

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	541,850	117,988
Equity Commonwealth	50,712	1,608
Equity Residential (SBI)	265,516	16,385
Gaming & Leisure Properties	584,708	16,202
Prologis, Inc.	52,306	4,204
Simon Property Group, Inc.	285,033	15,637
Spirit Realty Capital, Inc.	682,189	17,839
VEREIT, Inc.	2,505,248	12,251
VICI Properties, Inc.	3,629,615	60,397
		262,511
UTILITIES - 1.3%
Electric Utilities - 1.3%
Alliant Energy Corp. (e)	1,018,532	49,185
Duke Energy Corp.	1,296,284	104,843
IDACORP, Inc.	219,402	19,261
NextEra Energy, Inc.	90,367	21,744
Southern Co.	1,227,975	66,483
		261,516
TOTAL COMMON STOCKS
(Cost $12,974,462)		19,823,179

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A (a)(c)(d)	74,760	622
Series B (a)(c)(d)	13,135	109
Series C (a)(c)(d)	125,520	1,044
Series D (c)(d)	94,365	785
Series Seed (a)(c)(d)	163,489	1,360
Bolt Threads, Inc. Series D 0.00 (a)(c)(d)	1,324,673	17,605
		21,525
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(c)(d)	21,314	7,117
Sweetgreen, Inc.:
Series C (c)(d)	14,103	179
Series D (c)(d)	226,847	2,883
Series I (c)(d)	534,650	6,795
		16,974
HEALTH CARE - 0.2%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(c)(d)	166,247	2,100
Series F (a)(c)(d)	462,756	5,845
Intarcia Therapeutics, Inc. Series CC (a)(c)(d)	516,522	15,904
		23,849
Health Care Equipment & Supplies - 0.1%
Butterfly Network, Inc. Series D (a)(c)(d)	2,225,827	19,721
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(c)(d)	1,159,721	5,439

TOTAL HEALTH CARE		49,009

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G (a)(c)(d)	145,254	28,512
Series H (a)(c)(d)	42,094	8,263
		36,775
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. Series D (a)(c)(d)	555,556	9,022
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(c)(d)	31,954	511
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $126,755)		133,816
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (c)(d)	9,657	9,657
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/21 (c)(d)	2,280	2,280

TOTAL CONVERTIBLE BONDS		11,937

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (f)(g)	711	71
TOTAL CORPORATE BONDS
(Cost $12,659)		12,008
	Shares	Value (000s)

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)	38,874,240	1,856
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	33,620,067	21,853
TOTAL OTHER
(Cost $50,437)		23,709

Money Market Funds - 1.7%
Fidelity Cash Central Fund 0.29% (h)	291,573,183	291,661
Fidelity Securities Lending Cash Central Fund 0.28% (h)(i)	50,048,332	50,058
TOTAL MONEY MARKET FUNDS
(Cost $341,714)		341,719
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $13,506,027)		20,334,431
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(31,085)
NET ASSETS - 100%		$20,303,346

Security Type Abbreviations

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $262,454,000 or 1.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,629,000 or 0.4% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$379
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
Allbirds, Inc.	10/9/18	$2,077
Allbirds, Inc. Series A	10/9/18	$820
Allbirds, Inc. Series B	10/9/18	$144
Allbirds, Inc. Series C	10/9/18	$1,377
Allbirds, Inc. Series D	12/23/19	$1,216
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$1,656
ASAC II LP	10/10/13	$725
Blu Homes, Inc.	6/10/13 - 12/30/14	$32,763
Bolt Threads, Inc. Series D 0.00	12/13/17	$21,247
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$9,657
Butterfly Network, Inc. Series D	5/4/18	$22,859
I-Pulse, Inc.	3/18/10	$94
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Intarcia Therapeutics, Inc. 6% 7/18/21	1/3/20	$2,280
Magic Leap, Inc. Series D	10/6/17	$15,000
Mulberry Health, Inc. Series A-8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Roofoods Ltd. Series F	9/12/17	$7,536
Snowflake Computing, Inc. Class B	3/19/20	$742
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$25,597
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
Sweetgreen, Inc. Series C	9/13/19	$241
Sweetgreen, Inc. Series D	9/13/19	$3,879
Sweetgreen, Inc. Series I	9/13/19	$9,143
Tanium, Inc. Class B	4/21/17	$3,436
TulCo LLC	8/24/17	$6,118
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$16,816
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$33,621
WeWork Companies, Inc. Series F	12/1/16	$1,604
WME Entertainment Parent, LLC Class A	8/16/16	$25,435

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$720
Fidelity Securities Lending Cash Central Fund	452
Total	$1,172

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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